BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Accounting Policies [Abstract]
Schedule of estimated useful life of the assets	The estimated useful life of the assets is as follows:
Buildings	10 – 20 years
Machinery and equipment	5 – 10 years
Office equipment	3 – 5 years
Automobiles	5 years
The estimated useful life of the assets is as follows:
Buildings	10 – 20 years
Machinery and equipment	5 – 10 years
Office equipment	3 – 5 years
Automobiles	5 years

Schedule of estimated useful lives of the intangible assets	The estimated useful lives of the intangible assets are as follows:
Land use right	50 years
Computer software	2-5 years
The estimated useful lives of the intangible assets are as follows:
Land use right	50 years
Computer software	4-5 years

Schedule of disaggregates our revenue by major source

The following tables disaggregate our revenue by major source for the three and six months ended December 31, 2020 and 2019, respectively:

	For the Six Months Ended December 31,
	2020	2019
Sales of LCM and LCD screens - Non-related parties	$5,939,602	$12,030,911
Sales of LCM and LCD screens - Related parties	-	644,392
Sales of portable power banks	-	1,538,094
Service contracts	1,746	619,901
Total	$5,941,348	$14,833,298

	For the Three Months Ended December 31,
	2020	2019
Sales of LCM and LCD screens - Non-related parties	$2,982,577	$5,864,945
Sales of LCM and LCD screens - Related parties	-	330,435
Sales of portable power banks	-	910,391
Service contracts	306	227,197
Total	$2,982,883	$7,332,968

The following table disaggregates our revenue by major source for the years ended June 30, 2020 and 2019, respectively:

	For the Years Ended June 30,
	2020	2019
Sales of LCM and LCD screens - Non-related parties	$17,470,966	$8,819,979
Sales of LCM and LCD screens - Related parties	713,008	695,478
Sales of portable power banks	1,709,799	2,238,503
Service contracts	705,455	594,532
Total	$20,599,228	$12,348,492

Schedule of basic to diluted weighted average

The reconciliation of our basic to diluted weighted average common shares follows:

	For the Years Ended June 30
	2020	2019

Basic weighted average common shares	114,077,157	106,605,740
Effect of potentially dilutive securities
- Warrants	(148,680)	-
- Convertible notes	-	-
Diluted weighted average common shares	113,928,477	106,605,740

Schedule of exchange rates

The exchange rates used to translate amounts in RMB into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	December 31, 2020	June 30, 2020

Balance sheet items, except for equity accounts	6.5402	7.0795

	Six Months Ended December 31,
	2020	2019

Items in statements of comprehensive income (loss) and cash flows	6.8099	6.9255

The exchange rates used to translate amounts in RMB into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	June 30, 2020	June 30, 2019

Balance sheet items, except for equity accounts	7.0795	6.8747

	Years Ended June 30,
	2020	2019

Items in statements of comprehensive income (loss) and cash flows	7.0307	6.7457